Average Annual Total Returns		12 Months Ended	32 Months Ended	38 Months Ended		60 Months Ended		76 Months Ended	88 Months Ended		113 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [20]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
Easterly Global Real Estate Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%				11.17%			11.02%	[1]			9.95%
Easterly Global Real Estate Fund | Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.27%				(0.57%)			2.39%	[3]			2.89%
Easterly Global Real Estate Fund | FTSE EPRA/NAREIT Developed Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.94%				(1.00%)			1.78%	[4]			2.23%
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(5.32%)				(1.28%)			0.00%				3.65%
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.45%)				(3.70%)			0.00%				0.37%
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.15%)				(1.91%)			0.00%				1.42%
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(1.28%)				(0.86%)			0.00%				3.50%
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		0.91%				0.28%			0.00%				4.71%
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		1.04%				0.41%			3.70%	[5]			0.00%
Performance Inception Date		Aug. 17, 2017
Easterly Hedged Equity Fund | Bloomberg 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	25.20%				14.68%	[7]		14.81%	[7]	13.64%	[7]
Easterly Hedged Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	25.02%				14.53%	[8]		14.68%	[8]	13.57%	[8]
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		10.34%				7.78%	[9]				6.09%	[9]
Performance Inception Date		Jul. 31, 2015
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		15.12%				8.20%	[9]				5.94%	[9]
Performance Inception Date		Jul. 31, 2015
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		17.36%				9.33%	[9]		9.05%	[10]	7.10%	[9]
Performance Inception Date		Jul. 31, 2015
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.33%				7.74%	[9]				5.70%	[9]
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.30%				6.61%	[9]				5.02%	[9]
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		17.59%				9.69%	[10]
Performance Inception Date		Aug. 17, 2017
Easterly Snow Small Cap Value Fund | Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	23.58%		7.54%	[12]	13.84%							12.53%
Easterly Snow Small Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	23.81%		7.78%	[12]	13.86%							12.55%
Easterly Snow Small Cap Value Fund | Bloomberg US 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	9.01%		3.04%	[12]	10.37%							8.09%
Easterly Snow Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	8.05%		0.72%	[12]	7.29%							7.14%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.44%		0.00%		12.63%							6.20%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		10.03%		0.00%		13.12%							6.04%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.22%		0.00%		14.27%							7.11%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.82%		0.00%		14.17%							7.05%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.25%		0.00%		11.46%							5.74%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.22%		7.16%	[14]	0.00%							0.00%
Performance Inception Date		Nov. 04, 2021
Easterly Snow Long/Short Opportunity Fund | Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	23.58%		7.54%	[16]	13.84%							12.53%
Easterly Snow Long/Short Opportunity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	23.81%		7.78%	[16]	13.86%							12.55%
Easterly Snow Long/Short Opportunity Fund | Bloomberg US 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	13.08%		6.74%	[16]	9.28%							8.86%
Easterly Snow Long/Short Opportunity Fund | 70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]	10.90%		6.00%	[16]	7.68%							7.02%
Easterly Snow Long/Short Opportunity Fund | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	13.98%		5.56%	[16]	8.60%							8.40%
Easterly Snow Long/Short Opportunity Fund | 70% Russell 3000 Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.52%		5.33%	[16]	7.15%							6.66%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(1.11%)		0.00%		6.10%							4.16%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		3.13%		0.00%		6.58%							4.00%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.15%		0.00%		7.64%							5.04%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.72%		0.00%		6.31%							4.02%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.68%		0.00%		5.80%							3.77%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.15%		4.24%	[19]	0.00%							0.00%
Performance Inception Date		Nov. 04, 2021
Easterly Income Opportunities Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%				(0.33%)		1.21%
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.91%				3.64%		4.53%
Performance Inception Date		Aug. 21, 2018
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		6.25%				4.09%		4.52%
Performance Inception Date		Aug. 21, 2018
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		8.22%				5.13%		5.44%
Performance Inception Date		Aug. 21, 2018
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.02%				2.81%		3.15%
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.82%				2.95%		3.21%
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.86%				5.58%		5.87%
Performance Inception Date		Aug. 21, 2018
Easterly RocMuni Short Term Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	2.79%
Easterly RocMuni Short Term Municipal Bond Fund | Bloomberg 3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	2.46%
Easterly RocMuni Short Term Municipal Bond Fund | Easterly RocMuni Short Term Municipal Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		3.37%	3.05%
Performance Inception Date		Apr. 27, 2022
Easterly RocMuni Short Term Municipal Bond Fund | Easterly RocMuni Short Term Municipal Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		3.63%	3.39%
Performance Inception Date		Apr. 27, 2022
Easterly RocMuni Short Term Municipal Bond Fund | Easterly RocMuni Short Term Municipal Bond Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.94%	2.72%
Easterly RocMuni Short Term Municipal Bond Fund | Easterly RocMuni Short Term Municipal Bond Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	2.76%

[1]	MSCI World Index performance for life of Class R6 shares is 11.02%.
[2]	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index will change from the FTSE EPRA/NAREIT Developed Net Index to the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. The new index reflects characteristics relevant to the Fund.
[3]	Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index performance for life of Class R6 shares is 2.39%.
[4]	FTSE EPRA/NAREIT Developed Net Index performance for life of Class R6 shares is 1.78%.
[5]	The performance figures for Class R6 reflect the performance of the Predecessor Portfolio’s Class S shares. The Predecessor Portfolio’s Class S shares commenced operations on August 17, 2017.
[6]	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the S&P 500 Index to the Bloomberg 500 Index. The new benchmark reflects the overall applicable securities market.
[7]	Bloomberg 500 Index performance for life of Class I, Class A and Class C shares is 13.64% and for Class R6 is 14.81%.
[8]	S&P 500 Index performance for life of Class I, Class A, and Class C shares is 13.57% and for Class R6 shares is 14.68%.
[9]	The Predecessor Portfolio’s Class I, Class A and Class C shares commenced operations on July 31, 2015.
[10]	The performance figures for Class R6 reflect the performance of the Predecessor Portfolio’s Class S shares. The Predecessor Portfolio’s Class S shares commenced operations on August 17, 2017.
[11]	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the Russell 3000® Index to the Bloomberg US 3000 Index. The new benchmark reflects the overall applicable securities market.
[12]	The Bloomberg US 3000 Index, Russell 3000® Index, Bloomberg US 2000 Value Index and Russell 2000® Value Index performance for the life of Class R6 is 7.54%, 7.78%., 3.04%, and 0.72%, respectively.
[13]	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index will change from the Russell 2000® Value Index to the Bloomberg US 2000 Value Index. The new index reflects characteristics relevant to the Fund.
[14]	Class R6 of the Fund commenced operations on November 4, 2021.
[15]	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the Russell 3000® Index to the Bloomberg US 3000 Index. The new benchmark reflects the overall applicable securities market.
[16]	The Bloomberg US 3000 Index, Russell 3000® Index, Bloomberg US 3000 Value Index, 70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index, Russell 3000® Value Index, and 70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index performance for the life of Class R6 shares is 7.54%, 7.78%, 6.74%, 6.00%, 5.56%, 5.33%, respectively.
[17]	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific indices will change from the Russell 3000® Value Index and the 70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index to the Bloomberg US 3000 Value Index and the 70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index. The new indices reflect characteristics relevant to the Fund.
[18]	The 70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index consists of 70% Bloomberg US 3000® Value Index and 30% ICE BofA 3 Month U.S. Treasury Bill Index. The Bloomberg US 3000 Value Index tracks the performance of the broad value segment of Bloomberg US 3000 Index. It includes those Bloomberg US 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The ICE BofA 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
[19]	Class R6 of the Fund commenced operations on November 4, 2021.
[20]	The Predecessor Portfolio commenced operations on August 21, 2018.